UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Premium Income Municipal Fund (NFL)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 4.6% (3.0% of Total Investments)
$ 10,255	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	N/R	$9,341,485

	Health Care – 2.9% (1.9% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	10/08 at 100.00	AA	2,004,940
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – MBIA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AA	2,901,400
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – MBIA Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA	968,910
	MBIA Insured

5,500	Total Health Care			5,875,250

	Housing/Multifamily – 10.5% (6.9% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	12/08 at 101.00	Aaa	976,628
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	9/08 at 101.00	AAA	1,261,159
1,000	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	9/08 at 101.00	AAA	980,760
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	9/08 at 101.00	AAA	1,040,957
1,400	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	9/08 at 101.00	AAA	1,373,064
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – FSA Insured (Alternative Minimum Tax)	9/08 at 100.00	AAA	1,230,418
1,890	5.750%, 9/01/29 – FSA Insured (Alternative Minimum Tax) (5)	9/08 at 100.00	AAA	1,858,172
1,395	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	10/08 at 101.00	AA	1,396,200
	6.250%, 4/01/37 – AMBAC Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series	11/08 at 100.00	AA	1,000,490
	1996C-1, 6.100%, 5/01/16 – AMBAC Insured (Alternative Minimum Tax)
2,040	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	2,091,306
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
2,475	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,538,360
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
3,330	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	9/08 at 100.00	AAA	3,372,691
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,420,041
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – FSA Insured (Alternative
	Minimum Tax)
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AAA	1,032,049
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – FSA Insured (Alternative
	Minimum Tax)

21,525	Total Housing/Multifamily			21,572,295

	Housing/Single Family – 0.7% (0.5% of Total Investments)
30	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 101.00	A2	27,092
	Bonds, Series 1999B, 5.250%, 4/01/31 – MBIA Insured (Alternative Minimum Tax)
670	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage	10/08 at 102.00	Aaa	599,550
	Revenue Bonds, Series 1999, 5.200%, 4/01/32 – MBIA Insured (Alternative Minimum Tax)
3,570	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	1/10 at 24.65	Aaa	810,247
	7/01/30 – FSA Insured (Alternative Minimum Tax)

4,270	Total Housing/Single Family			1,436,889

	Tax Obligation/General – 4.0% (2.7% of Total Investments)
4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	4,995,279
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	AA	1,895,947
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AA	1,401,301

8,225	Total Tax Obligation/General			8,292,527

	Tax Obligation/Limited – 63.1% (41.5% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	AA	3,932,232
	7/01/19 – MBIA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	1,526,160
	MBIA Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AA	2,973,210
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	AA	1,621,974
	MBIA Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 – MBIA Insured	8/12 at 101.00	A2	1,018,000
1,000	5.125%, 8/01/31 – MBIA Insured	8/12 at 101.00	A2	1,006,350
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AA	2,506,875
	2/01/22 – MBIA Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,450,975
	Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA	1,163,940
	MBIA Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AA–	1,494,926
	5.000%, 7/01/19 – FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – MBIA Insured	11/10 at 101.00	AA	3,384,618
3,345	5.375%, 11/01/30 – MBIA Insured	11/10 at 101.00	AA	3,346,171
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – MBIA Insured	11/11 at 101.00	AA	1,031,690
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	10/09 at 101.00	AA+	2,182,702
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	N/R	5,424,744
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	12/08 at 100.00	N/R	1,088,003
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	10/08 at 100.50	N/R	1,027,558
	5.900%, 12/01/15 (Mandatory put 12/01/08) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	Baa3	1,535,610
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AA	5,900,400
	7/01/29 – MBIA Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	2,039,620
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,014,970
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	AA	2,571,801
	7/01/22 – MBIA Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	A2	1,017,660
	Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA	1,560,015
	10/01/20 – MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	7/14 at 100.00	AA	1,292,019
	7/01/21 – AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	AA	1,771,935
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	AA	2,056,220
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A3	1,272,423
	FGIC Insured
2,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AA	1,935,760
	11/01/31 – AMBAC Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	10/08 at 50.92	AA	9,043,920
	10/01/21 – MBIA Insured
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	3,970,560
	7/01/35 – FSA Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA–	974,860
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,292,795
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,419,875
	XLCA Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	A2	2,576,250
5,500	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	A2	5,515,785
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	2,135,960
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA	2,949,450
	8/01/27 – MBIA Insured
4,115	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	N/R	4,287,130
	5.250%, 6/01/11 – FGIC Insured
4,000	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993,	No Opt. Call	N/R	4,161,880
	5.375%, 6/01/10 – FGIC Insured
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	1,338,142
	5.000%, 8/15/21 – FSA Insured
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA	981,790
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
3,500	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aaa	3,388,455
	Series 2008, 5.000%, 7/01/33 – FSA Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,287,988
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,405	5.125%, 10/01/19 – FSA Insured	10/13 at 100.00	Aaa	1,485,563
1,475	5.125%, 10/01/20 – FSA Insured	10/13 at 100.00	Aaa	1,542,570
1,555	5.125%, 10/01/21 – FSA Insured	10/13 at 100.00	Aaa	1,611,804
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	A+	1,261,969
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	4,302,574
	8/01/24 – FSA Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,070,080
3,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007, Trust 1035,	8/17 at 100.00	Aaa	2,620,500
	12.362%, 8/01/32 – FSA Insured (IF)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aaa	1,823,734
	12/01/24 – FSA Insured

137,330	Total Tax Obligation/Limited			129,192,195

	Transportation – 5.4% (3.5% of Total Investments)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	AA	2,163,459
	AMBAC Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	10/08 at 100.00	AA	1,102,882
	MBIA Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,096,700
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	5,648,129
	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)

10,865	Total Transportation			11,011,170

	U.S. Guaranteed – 17.1% (11.3% of Total Investments) (4)
5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of	6/09 at 101.00	AA (4)	5,560,738
	West Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) –
	MBIA Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	AA (4)	4,293,265
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
4,750	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series	10/10 at 102.00	Aaa	5,180,967
	2000D-1, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AA (4)	3,182,500
	(Pre-refunded 9/01/11) – MBIA Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AA (4)	1,990,345
	(Pre-refunded 9/01/13) – MBIA Insured
5,715	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	6,566,306
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	5,495,050
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,321,308
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	12/08 at 100.00	AA (4)	1,521,750
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

39,265	Total U.S. Guaranteed			35,112,229

	Utilities – 7.5% (4.9% of Total Investments)
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – MBIA Insured	10/17 at 100.00	AA	2,932,230
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA	6,258,880
	10/01/14 – AMBAC Insured
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A,	No Opt. Call	AA	3,687,502
	6.000%, 10/01/09 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AA	2,513,275

17,025	Total Utilities			15,391,887

	Water and Sewer – 36.3% (23.8% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	Aa3	1,249,950
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
5,000	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AA	5,131,200
4,500	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AA	4,592,025
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – XLCA Insured	11/17 at 100.00	AAA	5,219,712
12,585	5.000%, 11/01/32 – XLCA Insured	11/17 at 100.00	AAA	12,655,350
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	AA	968,340
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AA	502,327
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – MBIA Insured	10/13 at 100.00	AA	1,274,237
1,095	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AA	1,100,869
1,225	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AA	1,228,785
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/09 at 101.00	Aa3	1,002,110
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 –	9/08 at 102.00	Aa3	8,037,200
	FGIC Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AA–	1,060,580
	FGIC Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2007B, 5.000%, 10/01/24 –	10/14 at 100.00	AA	1,513,365
	MBIA Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA	1,490,411
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aa3	2,072,320
	MBIA Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – MBIA Insured	10/13 at 100.00	AA	1,436,548
1,000	5.250%, 10/01/18 – MBIA Insured	10/13 at 100.00	AA	1,053,240
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%,	No Opt. Call	AAA	2,093,700
	10/01/22 – FSA Insured
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AA	1,795,097
	5.000%, 10/01/20 – MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – MBIA Insured	10/13 at 100.00	AA	1,046,690
500	5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AA	518,600
500	5.250%, 10/01/21 – MBIA Insured	10/13 at 100.00	AA	516,505
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	A2	1,171,767
	FGIC Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – MBIA Insured	5/12 at 100.00	AA	1,259,817
1,980	5.250%, 5/01/17 – MBIA Insured	5/12 at 100.00	AA	2,096,167
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	A2	1,005,160
	MBIA Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	N/R	1,437,343
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	N/R	807,792
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	N/R	518,760
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	3,930,125
	1992, 6.000%, 10/01/19 – MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	10/08 at 100.00	AA	1,306,968
	AMBAC Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AA	2,083,140
	5.250%, 10/01/23 – MBIA Insured
1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 – FSA Insured	10/11 at 101.00	AAA	1,107,524

72,350	Total Water and Sewer			74,283,724

$ 326,610	Total Investments (cost $307,873,748) – 152.1%			311,509,651

	Other Assets Less Liabilities – 2.1%			4,324,491

	Preferred Shares, at Liquidation Value – (54.2)% (6)			(111,000,000)

	Net Assets Applicable to Common Shares – 100%			$204,834,142

Forward Swaps outstanding at July 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Royal Bank of Canada	$1,500,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$107,042

SIFM-The daily arithmetic average at the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as the Bond Market
Association or BMA.

Futures Contracts outstanding at July 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	July 31, 2008	(Depreciation)

U.S. Treasury Bonds	Long	79	9/08	$9,124,500	$157,857

As of July 31, 2008, all of the bonds in the Portfolio of Investments are either covered by Original Issue
Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment, with an aggregate market value of $157,306, has been pledged to collateralize the net payment obligations under futures contracts.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.6)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of July 31, 2008:
	Level 1	Level 2	Level 3	Total

Investments	$ —	$311,509,651	$ —	$311,509,651
Derivatives*	157,857	107,042	—	264,899

Total	$157,857	$311,616,693	$ —	$311,774,550

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $307,657,302.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 8,442,071
Depreciation	(4,589,722)

Net unrealized appreciation (depreciation) of investments	$ 3,852,349

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008